Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Class A Ordinary Shares
Ordinary shares, authorized	4,950,000,000	4,950,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, issued	28,230,000	26,505,000
Ordinary shares, outstanding	28,230,000	26,505,000
Class B Ordinary Shares
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, issued	1,995,000	1,995,000
Ordinary shares, outstanding	1,995,000	1,995,000